June 1, 2000

                   DREYFUS PREMIER STATE MUNICIPAL BOND FUND

                           SUPPLEMENT TO PROSPECTUS

                            DATED SEPTEMBER 1, 1999

      THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT -- SERVICES FOR FUND INVESTORS."

Class B Shares - Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the
subsequent    withdrawal.

                                                                     PSTMBs0600



                                                                  June 1, 2000


                  DREYFUS PREMIER STATE MUNICIPAL BOND FUND

              Supplement to Statement of Additional Information
                             Dated September 1, 1999


      The following information supplements the information contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services - Automatic Withdrawal Plan."

      Class B Shares - Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the AWP that exceed such amounts will be subject to a CDSC.